Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill by Segment and Changes in Carrying Amount of Goodwill

The following table presents goodwill by segment as of December 31, 2013 and 2012 and changes in the carrying amount of goodwill (in thousands):

	Premises	Credentials	Identity	All Other	Total
Balance at December 31, 2011	$21,895	$10,866	$8,947	$17,336	$59,044
Goodwill acquired during the period	—	—	—	12,958	12,958
Goodwill measurement period adjustment	—	—	—	297	297
Goodwill impairment during the period	(4)	(9,787)	(7,236)	(10,057)	(27,084)
Currency translation adjustment	—	—	(17)	72	55
Balance at December 31, 2012	21,891	1,079	1,694	20,606	45,270
Goodwill impairment during the period	(14,108)	(942)	(523)	(11,686)	(27,259)
Goodwill written off related to divested businesses	—	—	—	(7,966)	(7,966)
Currency translation adjustment	—	(137)	37	356	256
Less: Goodwill of discontinued operations	—	—	—	1,310	1,310
Balance at December 31, 2013	$7,783	$—	$1,208	$—	$8,991

Summary of Gross Carrying Amount and Accumulated Amortization for Intangible Assets Resulting from Acquisitions

The following table summarizes the gross carrying amount and accumulated amortization for the intangible assets resulting from acquisitions:

	Order Backlog	Trade Secrets	Patents	Existing Technology	Customer Relationship	Trade Name	Total
Amortization period	0.25 - 1 year	1 – 2 years	12 years	6 – 15 years	4 – 15 years	1 - 10 years and Indefinite	Total
Cost:
Balance at December 31, 2011	$948	$300	$790	$8,170	$24,795	$9,367	$44,370
Acquired as a part of payment solution acquisition	344	—	—	2,023	1,323	542	4,232
Impairment of intangible assets	(1,018)	(300)	(790)	(5,489)	(15,210)	(9,294)	(32,101)
Currency translation adjustment	3	—	—	(104)	(176)	(45)	(322)
Balance at December 31, 2012	$277	$—	$—	$4,600	$10,732	$570	$16,179
Impairment of intangible assets	(277)	—	—	—	—	—	(277)
Currency translation adjustment	2	—	—	—	15	—	17
Balance at December 31, 2013	$2	$—	$—	$4,600	$10,747	$570	$15,919
Accumulated Amortization:
Balance at December 31, 2011	$(948)	$(120)	$(44)	$(1,295)	$(5,924)	$(38)	$(8,369)
Amortization expense	(72)	(90)	(33)	(695)	(2,055)	(332)	(3,277)
Impairment of intangible assets	959	210	77	865	5,118	87	7,316
Currency translation adjustment	(10)	—	—	—	45	(2)	33
Balance at December 31, 2012	$(71)	$—	$—	$(1,125)	$(2,816)	$(285)	$(4,297)
Amortization expense	(59)	—	—	(341)	(865)	(285)	(1,550)
Impairment of intangible assets	130	—	—	—	—	—	130
Currency translation adjustment	(2)	—	—	—	(16)	—	(18)
Balance at December 31, 2013	$(2)	$—	$—	$(1,466)	$(3,697)	$(570)	$(5,735)
Intangible Assets, net at December 31, 2013	$—	$—	$—	$3,134	$7,050	$—	$10,184
Intangible Assets, net at December 31, 2012	$206	$—	$—	$3,475	$7,916	$285	$11,882

Amortization Expense Included in Condensed Consolidated Statements of Operations

The following table illustrates the amortization expense included in the consolidated statements of operations for the years ended December 31, 2013, 2012 and 2011 (in thousand):

	Year ending December 31,
	2013	2012	2011
Cost of revenue	$342	$672	$802
Selling and marketing	1,150	1,644	1,698
Total	$1,492	$2,316	$2,500

Estimated Future Amortization Expense of Purchased Intangible Assets with Definite Lives

The estimated future amortization expense of purchased intangible assets with definite lives for the next five years is as follows (in thousands):

December 31, 2013:
2014	$1,455
2015	1,455
2016	1,455
2017	1,455
2018	1,455
Thereafter	2,909
Total	$10,184